                               RYDEX SERIES FUNDS

                   SUPPLEMENT DATED SEPTEMBER 23, 2002 TO THE
        RYDEX SERIES FUNDS C CLASS SHARES PROSPECTUS DATED AUGUST 1, 2002


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING TEXT REPLACES THE TITLE ON PAGE 9 OF THE PROSPECTUS:

URSA FUND (RYUCX)
FUND INFORMATION


                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE
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                               RYDEX SERIES FUNDS

             SUPPLEMENT DATED SEPTEMBER 23, 2002 TO THE
RYDEX SERIES FUNDS INVESTOR AND H CLASS SHARES PROSPECTUS DATED AUGUST 1, 2002


This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

THE FOLLOWING TEXT REPLACES THE FIRST LINE OF TEXT UNDER THE "PERFORMANCE" SECTION ON PAGE 9 OF THE PROSPECTUS:

The year-to-date return for the period from January 1, 2002 through June 30, 2002 is 14.35%.


                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE